Financial Risk Management - Summary of Quantification Extent to Collateral and other Credit Enhancements Mitigate Credit Risk Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
12-month expected credit losses
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	₩ 118,325,461	₩ 120,868,541
Deposits and savings	3,263,931	2,792,768
Property and equipment	15,781,206	15,498,262
Real estate	224,337,077	214,770,163
Total	361,707,675	353,929,734
Lifetime expected credit losses
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	132,047,832	129,716,048
Deposits and savings	3,427,386	2,931,602
Property and equipment	17,083,028	16,797,291
Real estate	249,042,017	238,133,541
Total	401,600,263	387,578,482
Non-impaired
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	13,368,234	8,349,217
Deposits and savings	152,943	127,130
Property and equipment	1,105,274	1,071,833
Real estate	22,748,365	21,195,798
Total	37,374,816	30,743,978
Impaired
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	354,137	498,290
Deposits and savings	10,512	11,704
Property and equipment	196,548	227,196
Real estate	1,956,575	2,167,580
Total	₩ 2,517,772	₩ 2,904,770